Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	MREO
Entity Registrant Name	Mereo Biopharma Group plc
Entity Central Index Key	0001719714
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	97,959,622
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ